Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 12, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented as applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia ETF Trust II
Columbia Emerging Markets Consumer ETF	8/1/2020	3/1/2021
The Fund seeks to achieve its investment objective by tracking the performance of the Dow Jones Emerging Markets Consumer TitansTM Index (the Index), which has recently become non-diversified because of the elimination of certain former constituents from the Index in response to an executive order that prevents U.S. persons, including the Fund, from purchasing securities of companies stated to support the Chinese military (the Order) and market movements. Relatedly, S&P Dow Jones Indices LLC (S&P DJI or the Index Provider), which owns, calculates and has sole discretion to make changes to the Index, has published its intent, commencing at the Index’s rebalancing expected to occur on or about March 22, 2021, to replace eliminated Index constituents at quarterly Index rebalancing (and not solely at annual Index reconstitution), while also lowering at Index rebalancing/reconstitution the Index cap weight of any individual Index constituent from 5% to 4.5%. As permitted by regulatory guidance, the Fund may operate as a non-diversified company while the Index is non-diversified.
A fund is diversified when at least 75% of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. Any fund that does not qualify as a diversified fund is a non-diversified fund.
Effective immediately, the following risk factor is added under the heading “Principal Risks” in the Summary Prospectus, "Summary of Columbia Emerging Markets Consumer ETF" and "More Information About Columbia Emerging Markets Consumer ETF" sections of the Fund's prospectus.
Non-Diversified Fund Risk. The Fund may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, when the Fund operates as a non-diversified fund, the Fund’s value will likely be more volatile than the value of a more diversified fund.
The rest of the section remains the same.

Columbia Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 12, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented as applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia ETF Trust II
Columbia Emerging Markets Consumer ETF	8/1/2020	3/1/2021
The Fund seeks to achieve its investment objective by tracking the performance of the Dow Jones Emerging Markets Consumer TitansTM Index (the Index), which has recently become non-diversified because of the elimination of certain former constituents from the Index in response to an executive order that prevents U.S. persons, including the Fund, from purchasing securities of companies stated to support the Chinese military (the Order) and market movements. Relatedly, S&P Dow Jones Indices LLC (S&P DJI or the Index Provider), which owns, calculates and has sole discretion to make changes to the Index, has published its intent, commencing at the Index’s rebalancing expected to occur on or about March 22, 2021, to replace eliminated Index constituents at quarterly Index rebalancing (and not solely at annual Index reconstitution), while also lowering at Index rebalancing/reconstitution the Index cap weight of any individual Index constituent from 5% to 4.5%. As permitted by regulatory guidance, the Fund may operate as a non-diversified company while the Index is non-diversified.
A fund is diversified when at least 75% of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. Any fund that does not qualify as a diversified fund is a non-diversified fund.
Effective immediately, the following risk factor is added under the heading “Principal Risks” in the Summary Prospectus, "Summary of Columbia Emerging Markets Consumer ETF" and "More Information About Columbia Emerging Markets Consumer ETF" sections of the Fund's prospectus.
Non-Diversified Fund Risk. The Fund may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, when the Fund operates as a non-diversified fund, the Fund’s value will likely be more volatile than the value of a more diversified fund.
The rest of the section remains the same.